IMPAIRMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT
Impairment loss (Note 24)		$ 787,000
Impairment loss	$ 0
Impairment loss		366,113
Property, plant and equipment	$ 21,466,499	21,221,905	$ 18,459,400
Pinos Altos mine
IMPAIRMENT
Impairment loss (Note 24)		112,000
Impairment charge (net of tax)		73,400
Property, plant and equipment		299,500
Macassa
IMPAIRMENT
Impairment loss (Note 24)		675,000
Impairment charge (net of tax)		594,000
Impairment loss		420,900
Impairment loss		254,100
Impairment charge (net of tax)		173,200
Property, plant and equipment		$ 1,595,300